Summary of Significant Accounting Policies (Details) - Schedule of Significant Changes in the Contract Assets Balances - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Schedule Of Significant Changes In The Contract Assets Balances Abstract
Balance Beginning		$ 137,001	$ 282,576
Amounts billed to customers	[1]	(45,388)	(143,443)
Provision of current expected credit losses		(713)
Exchange diff.		665	(2,132)
Balance Ending		$ 91,565	$ 137,001

[1]	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.